Pensions and other post-retirement benefit obligations - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Disclosure of defined benefit plans [line items]
Net defined benefit asset	£ 1,737	£ 1,951
Increase in net defined benefit asset	(214)
Net actuarial losses	263
Actuarial losses related to asset performance	(1,754)
Actuarial gain related to changes in actuarial assumptions	1,491
UK
Disclosure of defined benefit plans [line items]
Actuarial losses related to asset performance	(1,155)
Actuarial gain related to changes in actuarial assumptions	793
Funding surplus/(deficit)	1,377	1,672
US
Disclosure of defined benefit plans [line items]
Actuarial losses related to asset performance	(599)
Actuarial gain related to changes in actuarial assumptions	698
Funding surplus/(deficit)	£ 975	£ 973